Fair Value of Financial Instruments, Part 1 (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securities available-for sale [Abstract]
Total securities available for sale	$ 912,092,000	$ 908,718,000
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned, commercial real estate	4,800,000	1,700,000
Other real estate owned, residential real estate properties	3,900,000	3,600,000
Valuation charge on other real estate owned	1,100,000	3,500,000
Impaired loans [Abstract]
Impaired loans	26,073,000	13,711,000	14,360,000
Collateral dependent impaired loans	10,800,000	9,200,000
Gross charge offs, commercial impaired loans	2,500,000	1,100,000
Gross charge offs, residential impaired loans	1,700,000	1,400,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available-for sale [Abstract]
Total securities available for sale	10,000
Significant Other Observable Inputs (Level 2) [Member]
Securities available-for sale [Abstract]
Total securities available for sale	912,082,000
Significant Unobservable Inputs (Level 3) [Member]
Securities available-for sale [Abstract]
Total securities available for sale	0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available-for sale [Abstract]
U.S. government-sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage-backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0	0
Small Business Administration-guaranteed participation securities	0
Other securities	10,000	10,000
Total securities available for sale	10,000	10,000
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Securities available-for sale [Abstract]
U.S. government-sponsored enterprises	263,108,000	563,459,000
State and political subdivisions	26,457,000	43,968,000
Mortgage-backed securities and collateralized mortgage obligations - residential	518,776,000	204,023,000
Corporate bonds	26,529,000	96,608,000
Small Business Administration-guaranteed participation securities	76,562,000
Other securities	650,000	650,000
Total securities available for sale	912,082,000	908,708,000
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Securities available-for sale [Abstract]
U.S. government-sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage-backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0	0
Small Business Administration-guaranteed participation securities	0
Other securities	0	0
Total securities available for sale	0	0
Recurring [Member] | Carrying Value [Member]
Securities available-for sale [Abstract]
U.S. government-sponsored enterprises	263,108,000	563,459,000
State and political subdivisions	26,457,000	43,968,000
Mortgage-backed securities and collateralized mortgage obligations - residential	518,776,000	204,023,000
Corporate bonds	26,529,000	96,608,000
Small Business Administration-guaranteed participation securities	76,562,000
Other securities	660,000	660,000
Total securities available for sale	912,092,000	908,718,000
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned	0	0
Impaired loans [Abstract]
Commercial real estate	0	0
Real estate mortgage 1 to 4 family: first mortgage	0	0
Home Equity Loans	0
Home Equity Lines of Credit	0
Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned	0	0
Impaired loans [Abstract]
Commercial real estate	0	0
Real estate mortgage 1 to 4 family: first mortgage	0	0
Home Equity Loans	0
Home Equity Lines of Credit	0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned	8,705,000	5,265,000
Impaired loans [Abstract]
Commercial real estate	4,690,000	7,457,000
Real estate mortgage 1 to 4 family: first mortgage	5,421,000	1,732,000
Home Equity Loans	67,000
Home Equity Lines of Credit	581,000
Nonrecurring [Member] | Carrying Value [Member]
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned	8,705,000	5,265,000
Impaired loans [Abstract]
Commercial real estate	4,690,000	7,457,000
Real estate mortgage 1 to 4 family: first mortgage	5,421,000	1,732,000
Home Equity Loans	67,000
Home Equity Lines of Credit	$ 581,000